Other current financial and non-financial assets	12 Months Ended
Dec. 31, 2023
Other current financial and non-financial assets
Other current financial and non-financial assets

10.Other current financial and non-financial assets

At December 31, 2023 and 2022, other current financial assets consisted of the following:

Other current financial assets
in € THOUS
	2023	2022

Debt securities	137,117	169,983
Third party receivables from the sale of investments	34,672	7,675
Receivables for supplier rebates	23,239	23,920
Derivatives	18,593	19,777
Deposit / guarantee / security	17,252	17,843
Notes receivable	12,657	18,304
Loans to customers or suppliers	1,473	5,494
Other	(831)	(15,107)

Total	244,172	247,889

The item “Other” in the table above includes allowances related to financial assets in the amount of €2,415 and €18,324 as of December 31, 2023 and 2022, respectively.

At December 31, 2023 and 2022, other current assets consisted of the following:

Other current assets

in € THOUS

	2023	2022

Income tax receivable	197,404	143,782
Payments on account	180,680	199,736
Other tax receivable	140,686	125,762
Prepaid insurance	32,695	27,652
Interest receivables related to income tax	14,000	450
Prepaid rent	13,063	15,543
Other	151,932	158,298
Total	730,460	671,223

The item “Other” in the table above includes various prepaid expenses relating to, amongst others, utility costs, freight expense and receivables related to consent agreement on certain pharmaceuticals.